Financial Instruments - Assets and liabilities exposed to foreign currency, translated to Reais, and/or exposed to floating interest rates (Detail) R$ in Thousands, $ in Thousands		Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
Liabilities in foreign currency
Net liability position – total		R$ 617,478	$ 99,716
Market risk - exchange rate [member]
Assets in foreign currency
Cash, cash equivalents, and financial investments		3,428,520		R$ 371,474
Trade receivables, net of allowance for expected credit losses		27,393		84,855
Inventories		93,821		0
Trade receivables - sale of subsidiaries		0		715,877
Other assets of foreign subsidiaries		21,028		152,393
Assets in foreign currency		3,570,762		1,324,599
Liabilities in foreign currency
Loans, financing and debentures	[1]	(6,681,657)		(5,297,013)
Loans – FINEP		0		0
Payables arising from imports		(936,140)		(1,730,426)
Other liabilities in foreign currency		(41,298)		0
Liabilities in foreign currency		(7,659,095)		(7,027,439)
Derivative instruments		3,470,855		5,309,125
Net liability position – total		(617,478)		(393,715)
Net liability position - effect on statement of income		(617,478)		(382,858)
Net liability position - effect on equity		0		(10,857)
Market risk - interest rate [member]
Assets in foreign currency
Cash, cash equivalents, and financial investments		3,558,131		5,559,318
Trade receivables, net of allowance for expected credit losses		0		0
Inventories		0		0
Trade receivables - sale of subsidiaries		0		208,487
Other assets of foreign subsidiaries		0		0
Assets in foreign currency		3,558,131		5,767,805
Liabilities in foreign currency
Loans, financing and debentures	[1]	(3,515,010)		(1,242,524)
Loans – FINEP		(679)		(1,264)
Payables arising from imports		0		0
Other liabilities in foreign currency		0		0
Liabilities in foreign currency		(3,515,689)		(1,243,788)
Derivative instruments		(6,380,131)		(8,567,676)
Net liability position – total		(6,337,689)		(4,043,659)
Net liability position - effect on statement of income		(6,337,689)		(4,043,659)
Net liability position - effect on equity		R$ 0		R$ 0

[1]	Gross transaction costs of R$ 7,807 (R$ 10,116 as of December 31, 2023 and R$ 12,405 as of December 31, 2022) and discount on notes in the foreign market of R$ 5,246 (R$ 8,107 as of December 31, 2023 and R$ 10,968 as of December 31, 2022).